EARNINGS PER SHARE - Additional Informational (Detail) - shares	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018
EARNINGS PER SHARE
Antidilutive securities excluded from computation of earnings per share (in shares)	840,767	2,318,716	361,307